[AAL Letterhead]

May 4, 2000

Securities and Exchange Commission
Branch of Document Control
450 Fifth Street, N.W.,
Washington, DC  20549

VIA EDGAR

Subject:  RULE 497(J) CERTIFICATION
          AAL VARIABLE LIFE ACCOUNT I
          FILE NO. 333-31011 FILE NO. 811-08289, CIK NO. 0001039305

Dear Commissioners:

The undersigned hereby certifies that the form of Statement of Additional Information that would have been filed pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 4 to the Registrant's registration statement on Form S-6 would not have differed from that contained in said Amendment, which was the most recent amendment to such registration statement that was filed electronically April 20, 2000.

The form of Prospectus that would have been filed pursuant to 497(c) upon the effectiveness of Post-Effective Amendment No. 4 to the Registrant's registration statement differs on page 7 of the Account Prospectus. The heading reads "Advisory Fees After Expense Reimbursement" and should read "Total Annual Fund Expenses." This correction will be made by way of supplement to the Prospectus filed on May 4, 2000.

Please direct any comments or questions concerning this certification to Frederick D. Kelsven, esq. at (920)
734-5721 extension 3503.

Sincerely,

/s/ Frederick D. Kelsven

Frederick D. Kelsven
Deputy General Counsel